Significant Accounting Policies (Details) - USD ($)			3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 14, 2019	May 01, 2018	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash equivalents			$ 209,983			$ 209,983	$ 264,755		$ 264,755
Cash held in the Trust Account			$ 130,165,886			130,165,886	128,400,078		$ 128,400,078
Redemption value						12,650,000	12,650,000
Transaction costs						8,998,713	8,998,713
Warrant liability expense						$ 741,209	$ 741,209
Aggregate shares of common stock (in Shares)						18,677,500	18,677,500
Effective tax rate			(18.55%)	0.00%	0.00%	1.62%
Statutory tax rate						21.00%			21.00%
Federal depository insurance corporation coverage amount						$ 250,000	$ 250,000
Cash paid								$ 126		$ 223
Various Employees [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued (in Shares)							7,858,820
DIGERATI TECHNOLOGIES, INC [Member]
Significant Accounting Policies (Details) [Line Items]
Statutory tax rate								21.00%		21.00%
Shares issued (in Shares)								0		7,608,820
Contract Assets.

Contract Assets.

Contract assets are recorded for those parts of the contract consideration not yet invoiced but for which the performance obligations are completed. The revenue is recognized when the customer receives services or equipment for a reduced consideration at the onset of an arrangement; for example, when the initial month’s services or equipment are discounted. Contract assets are included in prepaid and other current assets in the consolidated balance sheets, depending on if their reduction is recognized during the succeeding 12-month period or beyond. Contract assets as of July 31, 2022, and July 31, 2021, were $6,701 and $17,661, respectively.

Contract assets								$ 6,701		$ 17,661
Deferred income								66,167		19,984
Customer deposits balance								864,345		$ 0
Deferred commissions/contract costs								184,808
Sale commissions expensed							$ 871,561	2,262,129
Doubtful accounts							29,000	$ 74,628	$ 29,000
Treasury shares, description								As a result of entering into various convertible debt instruments which contained a variable conversion feature with no floor, warrants with fixed exercise price, and convertible notes with fixed conversion price or with a conversion price floor, we reserved 30,000,000 treasury shares for consideration for future conversions and exercise of warrants.
Derivative liabilities							16,773,000	$ 10,588,000	$ 16,773,000
Tax position percentage								50.00%
Recognized stock-based compensation expense							264,712	$ 125,250
Stock-based compensation expense							97,863
Noncontrolling interest description		On May 1, 2018, T3 Communications, Inc. (“T3”), a Nevada Corporation, entered into a Stock Purchase Agreement (’SPA”), whereby in an exchange for $250,000, T3 agreed to sell to the buyers 199,900 shares of common stock equivalent to 19.99% of the issued and outstanding common share of T3 Communications, Inc. The $250,000 of the cash received under this transaction was recognized as an adjustment to the carrying amount of the noncontrolling interest and as an increase in additional paid-in capital in T3. At the option of the Company, and for a period of five years following the date of the SPA, the 199,900 shares of common stock in T3 may be converted into Common Stock of Digerati at a ratio of 3.4 shares of DTGI Common stock for everyone (1) share of T3 at any time after the DTGI Common Stock has a current market price of $1.50 or more per share for 20 consecutive trading days.
Noncontrolling interest							$ 332,000	$ 1,341,000
DIGERATI TECHNOLOGIES, INC [Member] | Purchase Agreement [Member]
Significant Accounting Policies (Details) [Line Items]
Minority interest rate	12.00%
Cash paid	$ 100,000
Shares issued (in Shares)	500,000
Market value	$ 85,000
Minority interest investment	$ 185,000
DIGERATI TECHNOLOGIES, INC [Member] | Various Employees [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued (in Shares)								1,500,000